Shareholders' equity - Share capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Share capital
Number of shares authorized to be repurchased	10,071,642			10,078,488
Repurchase of common shares under NCIB (in shares)		615,200	1,485,820
Repurchase of common shares under NCIB		$ 8.9	$ 20.7
Number of shares authorized to be repurchased per day	39,117
Percentage of average daily trading volume of the common shares that can be repurchased	25.00%
Repurchase under ASPP		8.0	8.0
Share Capital
Share capital
Repurchase of common shares under NCIB		$ 5.3	$ 13.9